Consolidated Statements of Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Foreign currency translation adjustment, tax	$ 0	$ 0	$ 0